January 3, 2011

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:           Mr. Vincent Di Stefano

Re:
Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of DWS Core Fixed Income Fund (the “New Fund”), a Series of DWS Income Trust (the “Trust”) (Registration Nos. 002-91577; 811-04049) (the “Registration Statement”)

To the Commission:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 49 to the Trust’s Registration Statement on Form N-1A (“Amendment No. 49”).  Amendment No. 49 is being filed pursuant to Rule 485(a)(3) under the Securities Act of 1933 (the “1933 Act”) for review and comment by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”).  Amendment No. 49 relates solely to the New Fund and does not relate to any other series of the Trust.

As you are aware, on November 18, 2010, the Trust filed with the Commission Post-Effective Amendment No. 48 (“Amendment No. 48”) pursuant to Rule 485(a)(2) under the 1933 Act and Rule 8b-16 under the Investment Company Act of 1940 (the “1940 Act”) to include disclosure relating to the reorganization of the New Fund’s predecessor fund (the “Predecessor Fund”) into the New Fund (the “Reorganization”).  As noted in the transmittal letter for Amendment No. 48, the New Fund is a newly created shell series of the Trust and is substantially similar in all material respects to its Predecessor Fund.  The Reorganization is intended to have no effect on the way the Predecessor Fund is managed or how its shares are offered.  In addition to the Reorganization, Amendment No. 48 also included disclosure relating to changes to certain non-fundamental investment policies contained in Part I of the Fund’s Statement of Additional Information (“SAI”).

As previously discussed with the Staff, subsequent to the filing of Amendment No. 48, the Boards of the Predecessor Fund and the New Fund approved the appointment of a new sub-advisor, Fischer Francis Trees & Watts, Inc. (“FFTW”), such appointment being effective January 3, 2011 with respect to the Predecessor Fund.  Upon the effectiveness of the Reorganization on February 1, 2011, FFTW will act as the New Fund’s sub-advisor.  Amendment No. 49 contains disclosure pertaining to FFTW’s appointment as the New Fund’s sub-advisor as well as certain investment strategy related revisions.

As discussed with the Staff, pursuant to Rule 485(a)(3), the New Fund intends to file a final post-effective amendment relating solely to its Prospectus and SAI (the “Final New Fund Amendment”) that (i) responds to any Staff comments on Amendment Nos. 48 and 49; (ii) brings the Fund’s

Securities and Exchange Commission
January 3, 2011

financial statements and other information up to date under Section 10(a)(3) of the 1933 Act; and (iii) makes such other non-material changes as may be appropriate.  Pursuant to Rule 461 under the 1933 Act, the Trust, on behalf of the Fund, together with DWS Investments Distributors, Inc., the Fund’s principal underwriter, will request, under a separate letter, an accelerated effective date of February 1, 2011 for the Final New Fund Amendment.

Please call me at your earliest convenience if you have any questions or comments.  My telephone number is 617-295-3011.

Sincerely yours,

                    /s/James M. Wall
James M. Wall, Esq.
Director & Senior Counsel
Deutsche Asset Management

cc:           John Marten, Esq., Vedder Price